Going Concern and Liquidity	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern and Liquidity

NOTE 4 – GOING CONCERN AND LIQUIDITY

Our financial statements are prepared using generally accepted accounting principles applicable to a going concern that contemplates the realization of assets and liquidation of liabilities in the normal course of business. We have incurred significant recurring losses, which have resulted in an accumulated deficit of $52,536,063 as of September 30, 2020, along with a net loss of $6,101,547 for the six months ended September 30, 2020. Additionally, as of September 30, 2020, we had cash of $583,955 and a working capital deficit of $18,383,173. These factors raise substantial doubt about our ability to continue as a going concern.

Historically we have relied on increasing revenues and new debt and equity financing to pay for operational expenses and debt as it came due. During the six months ended September 30, 2020, we raised $1,405,300 in cash proceeds from new debt arrangements and raised $4,474,137 in cash proceeds from related parties. Additionally, net cash provided by operations was $661,629 for the six months ended September 30, 2020. Subsequent to September 30, 2020, we received gross proceeds of $93,300 in connection with our Unit Offering (see NOTE 11). Additionally, subject to a Securities Purchase agreement entered into in April 2020 we have a commitment from an investor to purchase a $9 million promissory note on or before October 31, 2020, subject to certain conditions.

On January 30, 2020, the World Health Organization declared the coronavirus outbreak a “Public Health Emergency of International Concern” and on March 11, 2020, declared it to be a pandemic. Actions taken around the world to help mitigate the spread of the coronavirus include restrictions on travel, and quarantines in certain areas, and forced closures for certain types of public places and businesses. The coronavirus and actions taken to mitigate the spread of it have had and are expected to continue to have an adverse impact on the economies and financial markets of many countries, including the geographical area in which the Company operates. On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) was enacted to amongst other provisions, provide emergency assistance for individuals, families and businesses affected by the coronavirus pandemic. It is unknown how long the adverse conditions associated with the coronavirus will last and what the complete financial effect will be to the company. To date, the Company is experiencing challenges in multiple areas of the organization and the full economic impact is yet to be established.

During the year ended March 31, 2020 we made significant strides and wide sweeping changes. While we believe they will be beneficial to our bottom line, there is no assurance of this. Some of the concerns we face going forward will continue, including but not limited to:

●	Supply chain issues for Apex Tek, LLC and the sourcing of miners due to the worldwide COVID pandemic and manufacturing slow downs

●	SAFETek, LLC operations not scaling according to projections with decreased output due to mining difficulty and operational cost

●	Regulatory reform that could adversely impact the use and demand of digital currencies

●	The recent Bitcoin (BTC) halving event that further reduced mining output in addition to the supply chain issues

Apex Tek, LLC and SAFETek, LLC carry additional risk and generated recent losses, however, they also provide Investview a stake in 4IR, HPC, app development, fintech, blockchain and personal money management sectors. Each of these are areas that are targeted for significant growth spurred by innovations through technology which solidify our position in the fintech space.

While our liabilities are larger than our assets it is important to note that we seek to further reduce our operating expense. The assets we have acquired and will continue to seek out are those of technology, mobile apps, and human resources. These assets are not easily defined on our balance sheet but represent our ability to carry out our objectives which we believe will ultimately lead to positive cash flow, reduced debt and then profitability.

Accordingly, the accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate our continuation as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The financial statements do not include any adjustment that might result from the outcome of this uncertainty.

NOTE 4 – GOING CONCERN AND LIQUIDITY

Our financial statements are prepared using generally accepted accounting principles applicable to a going concern that contemplates the realization of assets and liquidation of liabilities in the normal course of business. We have incurred significant recurring losses, which have resulted in an accumulated deficit of $46,382,174 as of March 31, 2020, along with a net loss of $21,285,191 for the year ended March 31, 2020. Additionally, as of March 31, 2020, we had a working capital deficit of $14,123,625. These factors raise substantial doubt about our ability to continue as a going concern.

During the year ended March 31, 2020, we raised $4,484,979 in cash proceeds from related parties, $2,527,452 in cash proceeds from new lending arrangements, and $825,000 from the sale of common stock. Subsequent to March 31, 2020, we obtained $10,049,435 in cash proceeds from new lending arrangements (see Note 13). Additionally, subject to a Securities Purchase agreement entered into in April 2020 we have a commitment from an investor to purchase a $9 million promissory note on or before October 31, 2020, subject to certain conditions.

On January 30, 2020, the World Health Organization declared the coronavirus outbreak a “Public Health Emergency of International Concern” and on March 11, 2020, declared it to be a pandemic. Actions taken around the world to help mitigate the spread of the coronavirus include restrictions on travel, and quarantines in certain areas, and forced closures for certain types of public places and businesses. The coronavirus and actions taken to mitigate the spread of it have had and are expected to continue to have an adverse impact on the economies and financial markets of many countries, including the geographical area in which the Company operates. On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) was enacted to amongst other provisions, provide emergency assistance for individuals, families and businesses affected by the coronavirus pandemic. It is unknown how long the adverse conditions associated with the coronavirus will last and what the complete financial effect will be to the company. To date, the Company is experiencing challenges in multiple areas of the organization and the full economic impact is yet to be established.

During the year ended March 31, 2020 we made significant strides and wide sweeping changes. While we believe they will be beneficial to our bottom line, there is no assurance of this. Some of the concerns we face going forward will continue, including but not limited to:

●	Supply chain issues for Apex Tek, LLC and the sourcing of miners due to the worldwide COVID pandemic and manufacturing slow downs

●	SAFETek, LLC operations not scaling according to projections with decreased output due to mining difficulty and operational cost

●	Regulatory reform that could adversely impact the use and demand of digital currencies

●	The recent Bitcoin (BTC) halving event that further reduced mining output in addition to the supply chain issues

Apex Tek, LLC and SAFETek, LLC carry additional risk and generated recent losses, however, they also provide Investview a stake in 4IR, HPC, app development, fintech, blockchain and personal money management sectors. Each of these are areas that are targeted for significant growth spurred by innovations through technology which solidify our position in the fintech space.

While our liabilities are larger than our assets it is important to note that we seek to further reduce our operating expense. The assets we have acquired and will continue to seek out are those of technology, mobile apps, and human resources. These assets are not easily defined on our balance sheet but represent our ability to carry out our objectives which we believe will ultimately lead to positive cash flow, reduced debt and then profitability.

Accordingly, the accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate our continuation as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The financial statements do not include any adjustment that might result from the outcome of this uncertainty.